Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	93 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000112720
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eagle Energy Infrastructure Fund
Average Annual Return, Percent	27.30%	26.53%		12.20%
C000124015
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eagle Energy Infrastructure Fund
C000112721
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eagle Energy Infrastructure Fund
C000203318
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eagle Energy Infrastructure Fund
Without Sales Load [Member] | C000112720
Average Annual Return [Line Items]
Average Annual Return, Percent	35.10%	28.05%		12.87%
Without Sales Load [Member] | C000124015
Average Annual Return [Line Items]
Average Annual Return, Percent	34.12%	27.10%		12.04%
Without Sales Load [Member] | C000112721
Average Annual Return [Line Items]
Average Annual Return, Percent	35.40%	28.38%		13.15%
Without Sales Load [Member] | C000203318
Average Annual Return [Line Items]
Average Annual Return, Percent	35.67%	28.58%	15.00%
Alerian MLP Index Trust TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index Trust
Average Annual Return, Percent	30.52%	24.25%		10.35%
Alerian MLP Index Trust TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index Trust
Average Annual Return, Percent	30.52%	24.25%		10.35%
Alerian MLP Index Trust TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index Trust
Average Annual Return, Percent	30.52%	24.25%		10.35%
Alerian MLP Index Trust TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index Trust
Average Annual Return, Percent	30.52%	24.25%	11.77%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.05%	13.14%		15.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.05%	13.14%		15.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.05%	13.14%		15.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.05%	13.14%	14.66%